FAIR VALUE OF FINANCIAL INSTRUMENTS - Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Commercial mortgage loan holdings, net	$ 10,863	$ 10,006
Policy loans	1,527	1,593
Other long-term investments	3,646	3,251
Liabilities:
Stable value product account balances	8,526	6,056
Future policy benefits and claims	15,846	15,478
Other policyholders' funds	1,820	1,865
Fair Value | Level 3
Assets:
Commercial mortgage loan holdings, net	11,386	10,788
Policy loans	1,527	1,593
Other long-term investments	1,990	1,283
Liabilities:
Stable value product account balances	8,598	6,231
Future policy benefits and claims	1,504	1,603
Other policyholders' funds	108	108
Debt
Subordinated funding obligations	116	121
Amounts receivable under certain modified coinsurance agreements included in other long-term investments	1,200
Cash surrender value of COLI policies included in other long-term investments	710
Reported Value Measurement [Member] | Level 3
Assets:
Commercial mortgage loan holdings, net	10,863	10,006
Policy loans	1,527	1,593
Other long-term investments	1,930	1,186
Liabilities:
Stable value product account balances	8,526	6,056
Future policy benefits and claims	1,457	1,580
Other policyholders' funds	102	102
Debt
Subordinated funding obligations	$ 110	$ 110